Available-for-sale Financial Assets–noncurrent	12 Months Ended
Dec. 31, 2017
Disclosure of available-for-sale financial assets [Abstract]
Disclosure of available-for-sale financial assets [text block]
8.	Available-for-sale Financial Assets–noncurrent

	December 31,
	2017	2016
	(in thousands)

Equity securities	$4,348,134	3,030,278

The Company sold part of its investments in available-for-sale securities during 2016 and 2015. The selling prices amounted to $9,917 thousand and $99,517 thousand, respectively, and the realized gains on disposal amounted to $2,877 thousand and $99,517 thousand, respectively.

The Company determined part of its available-for-sale financial assets was impaired, and there is a remote chance of future recovery. As a result, the Company recognized an impairment loss of $30,000 thousand and $686 thousand for the years ended December 31, 2017 and 2016, respectively.

Some of the available-for-sale securities held by the Company were publicly listed equity shares, if the share price of these securities appreciates or depreciates by 10% at the reporting date, other comprehensive income would increase or decrease $417,032 thousand, $283,670 thousand and $207,720 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.